MERGER OF AUDIOEYE, INC. AND AUDIOEYE ACQUISITION CORPORATION (Tables)	12 Months Ended
Dec. 31, 2013
MERGER OF AUDIOEYE, INC. AND AUDIOEYE ACQUISITION CORPORATION
Schedule of net assets recorded in business combination
Assets
Cash	4,593
Intangible Assets	3,551,814
Goodwill	700,528
Total Assets	4,256,935

Liabilities
Accounts payable and accrued expenses	117,162

Net Assets	4,139,773